FORUM CRE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Spread	Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCKS — 2.2%
	REAL ESTATE INVESTMENT TRUSTS - 1.5%
11,000	Armada Hoffler Properties, Inc.	N/A	6.7500	Perpetual	$ 285,780
12,500	Hersha Hospitality Trust - Series E	N/A	6.7500	Perpetual	280,021
13,000	Pebblebrook Hotel Trust	N/A	5.7000	Perpetual	294,840
					860,641
	SPECIALTY FINANCE - 0.7%
18,000	Annaly Capital Management, Inc. - Series F(a)	US0003M + 4.993%	6.9500	Perpetual	437,580

	TOTAL PREFERRED STOCKS (Cost $1,266,480)				1,298,221

Units					Fair Value
	PRIVATE INVESTMENT SECURITIES — 10.4%
	REAL ESTATE - 10.4%
40	CRIMSON DEVCO, LLC(b),(c),(d)				1,000,000
24	CRIMSON PE BS, LLC(b),(c),(d)				622,750
94	CRIMSON PE LB, LLC(b),(c),(d)				2,561,500
16	CRIMSON PE PP, LLC(b),(c),(d)				408,000
60	CRIMSON PE SH, LLC(b),(c),(d)				1,578,750
	TOTAL PRIVATE INVESTMENT SECURITIES (Cost $5,850,000)				6,171,000

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 53.3%
	AGENCY CMBS — 1.9%
1,040,000	Freddie Mac Multifamily Structured Credit Risk(e),(f)	SOFR30A + 7.750%	7.8490	01/25/51	1,121,432

	NON AGENCY CMBS — 51.4%
1,900,000	Beneria Cowen & Pritzer Collateral Funding(e),(f)	US0001M + 4.634%	5.0310	06/15/38	1,838,445
4,000,000	BX Commercial Mortgage Trust 2021-SOAR(e),(f)	US0001M + 3.750%	4.1470	06/15/38	3,868,028
1,500,000	CSMC 2020-TMIC(e),(f)	US0001M + 6.750%	7.1470	12/15/35	1,523,946
4,475,668	CSMC 2021-WEHO(e),(f),(g)	US0001M + 3.969%	4.3660	04/15/23	4,364,678
5,800,000	DBCCRE 2014-ARCP Mortgage Trust(b),(e),(g)	N/A	4.9340	01/10/34	5,622,160

FORUM CRE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 53.3% (Continued)
	NON AGENCY CMBS — 51.4% (Continued)
2,087,155	Extended Stay America Trust Series 2021-ESH E(e),(f),(g)	US0001M + 2.850%	3.2470	07/15/38	$ 2,058,029
2,882,261	Extended Stay America Trust Series 2021-ESH F(e),(f),(g)	US0001M + 3.700%	4.0970	07/15/38	2,827,824
2,500,000	Great Wolf Trust 2019-WOLF(e),(f)	US0001M + 3.131%	3.5280	12/15/36	2,388,515
1,950,000	MBRT 2019-MBR(e),(f)	US0001M + 5.200%	5.5970	11/15/36	1,922,180
4,000,000	Med Trust 2021-MDLN(e),(f),(g)	US0001M + 5.250%	5.6470	11/15/26	3,930,052
					30,343,857
	TOTAL ASSET BACKED SECURITIES (Cost $32,166,720)				31,465,289

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.3%
	CMBS — 15.3%
3,158,171	FREMF 2019-KF70 Mortgage Trust(e),(f),(g)	US0001M + 6.000%	6.2410	09/25/29	3,186,820
3,000,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 B10(e),(f)	US0001M + 5.500%	5.9570	10/15/49	2,840,120
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2019-01 CE(e),(f)	US0001M + 8.750%	9.2070	10/15/49	1,512,004
1,500,000	Multifamily Connecticut Avenue Securities Trust Series 2020-01 CE(e),(f)	US0001M + 7.500%	7.9570	03/25/50	1,511,369
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,994,636)				9,050,313

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	LOANS — 31.6%
	MEZZANINE LOANS — 31.6%
7,853,089	Bruckner Mezzanine Loan(b),(c),(d),(h),(i),(j)	Cash: LIBOR+10%	11.6500	03/31/24	7,853,089
2,027,380	FCREIF Eastlake Thornton, LLC(b),(c),(d),(k),(l),(m)	Cash: 5%, PIK: LIBOR+3%	10.3500	09/27/22	2,027,380
2,039,878	FCREIF Nimbus Everett(b),(c),(h),(l),(n)	Cash: 6%, PIK: 6%	12.0000	08/31/23	2,039,878
1,298,607	FCREIF Van Ness(b),(c),(h),(i)	Cash: 5%, PIK: 7.5%	12.5000	07/23/24	1,298,607
3,797,094	Royal Urban Renewal, LLC Loan(b),(c),(h),(i)	Cash: 6.5%, PIK: 5.5%	12.0000	10/01/24	3,797,094
1,684,143	Trent Development – Kerf Apartments Loan(b),(c),(h),(l)	Cash: 6%, PIK: 6%	12.0000	09/23/23	1,684,143
	TOTAL LOANS (Cost $18,700,191)				$ 18,700,191

	PREFERRED EQUITY — 0.3%
	REAL ESTATE — 0.3%
158,973	Iota Multifamily Development (Cost $158,973) (b),(c),(h),(o)	N/A	12.2500	04/01/25	158,973

FORUM CRE INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
SHORT-TERM INVESTMENTS — 12.0%
MONEY MARKET FUNDS – 12.0%
7,094,082	UMB Money Market Fiduciary, Institutional Class, 0.01% (Cost $7,094,082)(p)	$ 7,094,082

	TOTAL INVESTMENTS – 125.1% (Cost $74,231,082)	$ 73,938,069
	LIABILITIES IN EXCESS OF OTHER ASSETS - (25.1)%	(14,820,043)
	NET ASSETS - 100.0%	$ 59,118,026

Shares		Interest (%)	Maturity	Fair Value
	REVERSE REPURCHASE AGREEMENTS — (23.0)%
	REVERSE REPURCHASE AGREEMENTS – (23.0)%
(3,262,000)	Lucid Management Reverse Repo ARCP 4/14/2022	1.6700	4/14/2022	$ (3,262,000)
(1,443,000)	Lucid Management Reverse Repo ESA 4/14/2022	1.4200	4/14/2022	(1,443,000)
(1,907,000)	Lucid Management Reverse Repo ESAF 4/14/2022	1.6200	4/14/2022	(1,907,000)
(2,649,000)	Royal Bank Canada Reverse Repo CSMC 4/28/2022	1.6700	4/28/2022	(2,649,000)
(2,042,000)	Royal Bank Canada Reverse Repo FREM 5/13/2022	1.9900	5/13/2022	(2,042,000)
(2,299,000)	Royal Bank Canada Reverse Repo MED 5/13/2022	1.9600	5/13/2022	(2,299,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds - $(13,602,000))			$ (13,602,000)

FORUM CRE INCOME FUND
Portfolio Composition as of March 31, 2022 (Unaudited)

Types of Holdings	% of Net Assets
Asset Backed Securities	53.3%
Loans	31.6%
Collateralized Mortgage Obligations	15.3%
Private Investment Securities	10.4%
Short-Term Investments	12.0%
Preferred Stocks	2.2%
Preferred Equity	0.3%
Liabilities in Excess of Other Assets	(25.1)%
100.0%

LLC	Limited Liability Company
LIBOR	London Inter-Bank Offered Rate
REIT	Real Estate Investment Trust
PIK	Payment in Kind

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month

(a)	Variable rate security; the rate shown represents the rate on March 31, 2022.
(b)	Illiquid security. The total fair value of these securities as of March 31, 2022 was $25,030,164, which represented 42.3% of total net assets.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2022, these restricted securities amounted to $25,030,164, which represented 42.3% of total net assets.
(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2022, the total market value of 144A securities is $40,515,602 or 68.5% of net assets.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(g)	This security has been pledged as collateral for securities sold under agreement to repurchase. Total market value of underlying collateral for open reverse repurchase agreements at March 31, 2022 was $20,277,866.
(h)	LIBOR floor is 1.65%
(i)	Cash portion of interest is included in principal of loans
(j)	The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Bruckner Bronx, LLC.
(k)	LIBOR floor is 2.35%
(l)	Interest on loans funded from interest reserve
(m)	The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Eastlake Thornton, LLC.
(n)	The Fund’s ownership of this investment is through a wholly owned subsidiary, FCREIF Nimbus Everett, LLC.
(o)	Non-income producing security.
(p)	Rate disclosed is the seven day effective yield as of March 31, 2022.